Income tax benefit/(expense) - Narrative (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	€ 204.5	€ 199.5
Tax losses carried forward	879.1	821.6
Valneva SE
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward	290.0	272.1
Valneva Austria GmbH
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward	564.2	521.7
Valneva Scotland Ltd.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward	10.4	19.6
Valneva Sweden AB
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward	13.7	8.2
Vaccines Holdings Sweden AB
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward	€ 0.9	€ 0.0